Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets	$ 257,252	$ 68,699
Less: allowance for expected credit losses	(788)	(877)	$ (745)
Total	$ 256,464	$ 67,822